Note 12 - Borrowings (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Schedule of Short-Term Debt [Table Text Block]
	FHLB Short-Term Borrowings At or For the Year Ended December 31,		FRB Short-Term Borrowings At or For the Year Ended December 31,
	2025	2024	2025	2024

Average balance outstanding	$16,793	$1,219	$-	$711
Maximum amount outstanding at any month-end during the period	60,000	45,000	-	7,000
Balance outstanding at end of period	-	45,000	-	-
Average interest rate during the period	4.53%	4.98%	-%	4.78%
Weighted average interest rate at end of period	-%	4.71%	-%	-%

Federal Home Loan Bank Advances [Member]
Notes Tables
Schedule of Long-Term Debt Instruments [Table Text Block]
	December 31, 2025	December 31, 2024
Fixed rate borrowings maturing:	Amount	Weighted Interest Rate	Amount	Weighted Interest Rate
2025	$-	-%	$47,855	4.50%